Subsequent Events	3 Months Ended
Mar. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

8. Subsequent Events

Agreement and Plan of Merger and Related Litigation

On April 15, 2014, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Agreement”) with Epirus Biopharmaceuticals, Inc., a privately held biopharmaceutical company (“Epirus”) and BRunning, Inc., a wholly owned subsidiary of Zalicus (“Merger Subsidiary”), pursuant to which the Merger Subsidiary will be merged with and into Epirus (the “Merger”) at the effective time of the Merger, with Epirus continuing after the Merger as the surviving corporation and a wholly-owned subsidiary of Zalicus. On May 7, 2014, the Company and Epirus entered into Amendment No. 1 to the Merger Agreement (the “Amendment” and together with the Agreement, collectively, the “Merger Agreement”).

Subject to the terms and conditions of the Merger Agreement, the percentage of the combined company that Zalicus stockholders will own following the closing of the Merger is subject to adjustment based on the level of Zalicus’s net cash as of a certain determination date prior to the effective time of the Merger. On a pro forma basis, based upon the number of shares of Zalicus common stock to be issued in the Merger, following the closing of the Merger (i) current Zalicus stockholders will own approximately 19% of the combined company and current Epirus equityholders will own approximately 81% of the combined company if Zalicus’s net cash as of a certain determination date prior to the effective time of the Merger is equal to or in excess of $12,000, (ii) current Zalicus stockholders will own approximately 17% of the combined company and current Epirus equityholders will own approximately 83% of the combined company if Zalicus’s net cash as of a certain determination date prior to the effective time of the Merger is in excess of $9,000 but less than $12,000, and (iii) current Zalicus stockholders will own approximately 14% of the combined company and current Epirus equityholders will own approximately 86% of the combined company if Zalicus’s net cash as of a certain determination date prior to the effective time of the Merger is equal to or less than $9,000. Zalicus is exploring different alternatives to increase its level of net cash.

The Merger Agreement contains a customary “no-shop” provision pursuant to which neither Zalicus nor Epirus is permitted to (i) solicit any alternative acquisition proposals, (ii) participate in any negotiations or discussions with any person relating to any alternative acquisition proposal, (iii) waive, terminate or release any person from a “standstill” or similar agreement, (iv) approve, endorse or recommend any alternative acquisition proposal, or (iv) enter into any agreement relating to any alternative acquisition proposal. The “no-shop” provision is subject to certain exceptions that permit the board of directors of each of Zalicus and Epirus to comply with its fiduciary duties, which, under certain circumstances, would enable either Zalicus or Epirus to provide information to, and engage in discussions or negotiations with, third parties with respect to alternative acquisition proposals.

The Merger Agreement provides each of Zalicus and Epirus with specified termination rights. If the Merger Agreement is terminated to accept a superior acquisition proposal or under other circumstances specified in the Merger Agreement, Zalicus will be required to pay to Epirus a termination fee of $1,100 or Epirus will be required to pay to Zalicus a termination fee of $2,500, as the case may be.

The Merger Agreement provides that, immediately following the Effective Time, the board of directors of the combined company will consist of one former director of Zalicus, five former directors of Epirus, and two directors to be designated by Epirus (subject to the reasonable consent of Zalicus) following the completion of a mutually agreeable director search and selection process, provided that such persons shall be named at least seven days prior to the mailing of the proxy statement to the stockholders of Zalicus. In connection with the Merger, Zalicus will seek the approval of its stockholders to amend its certificate of incorporation to: (i) effect a reverse split of Zalicus common stock at a ratio mutually agreed to by Zalicus and Epirus, which is intended to ensure that the listing requirements of the Nasdaq Capital Market are satisfied, and (ii) increase the number of authorized shares of Zalicus common stock from 200 million shares to 300 million shares and change the name of Zalicus to “EPIRUS Biopharmaceuticals, Inc.”, subject to the consummation of the Merger. In addition, Zalicus will seek to amend its Amended and Restated 2004 Incentive Plan to increase the number of shares available for issuance by 3 million shares after giving effect to the reverse stock split described above.

Zalicus’s and Epirus’s obligations to consummate the Merger are subject to the satisfaction or waiver of customary closing conditions, including, among others, obtaining the requisite approvals of the stockholders of Zalicus and Epirus, including the approval of the issuance of the shares of common stock of Zalicus to be issued in connection with the Merger and the charter amendments by the stockholders of Zalicus, Zalicus having a minimum level of cash of $3,000 as of a certain determination date prior to the effective time of the Merger, and the effectiveness of a registration statement on Form S-4 relating to the shares of Zalicus common stock to be issued to Epirus stockholders pursuant to the Merger Agreement.

The foregoing description of the Merger Agreement is qualified in its entirety by reference to the full text of the Merger Agreement, which is attached as Exhibit 2.1 to our Current Report on Form 8-K, dated and filed on April 16, 2014, and is incorporated in this report by reference. The Merger Agreement has been incorporated to provide information regarding its terms. It is not intended to provide any other factual information about us, Epirus or the Merger Subsidiary.

Between April 28, 2014 and May 2, 2014, three putative class action lawsuits were filed by purported stockholders of Zalicus in the Business Litigation Session of the Massachusetts Superior Court, Suffolk County, against Zalicus, BRunning, Inc., the members of Zalicus’ board of directors and Epirus. Plaintiff has since voluntarily dismissed one of these actions, Civil A. No. 14-1380. The remaining two actions, Civ. A. No. 141381 and Civ. A. No. 14-1455, have been consolidated into a single action, In re Zalicus Shareholder Litigation, LeadCiv. A. No. 14-1381 (the “Massachusetts Action”). The Massachusetts Action alleges that the Zalicus board of directors breached its fiduciary duties, and that Epirus and BRunning, Inc. aided and abetted the purported breaches, in connection with the proposed merger. The Massachusetts Action seeks relief including, among other things, a declaration that the merger agreement was entered into in breach of fiduciary duties and is unlawful and unenforceable, an order enjoining defendants from proceeding with the merger, an order enjoining defendants from consummating the merger unless and until additional procedures are implemented and all material information in connection with the proposed merger is disclosed, rescission of the merger or any terms thereof to the extent implemented (or an award of rescissory damages), compensatory damages and interest, and an award of all costs of the Massachusetts Actions, including reasonable attorneys’ fees and experts’ fees.

Between May 1, and May 16, 2014, three putative class action lawsuits were filed by purported stockholders of Zalicus in the Court of Chancery of the State of Delaware against Zalicus, Zalicus’ directors, Epirus and/or BRunning, Inc., Stein v. Zalicus Inc., et al., No. 9602; Do v. Zalicus, Inc., et al., No. 9636; and Mendlowitz, et al. v. Zalicus Inc., et al., No. 9664 (the “Delaware Actions”). Amended complaints were filed in the Stein and Do actions on May 27. The Delaware Actions allege that the Zalicus board of directors breached their fiduciary duties, and Epirus and/or BRunning, Inc. aided and abetted the purported breaches, in connection with the proposed merger. The Delaware Actions seek relief including, among other things, a declaration that the merger agreement was entered into in breach of fiduciary duties and is unlawful and unenforceable, an order preliminary and permanently enjoining the proposed merger, an order enjoining defendants and others from consummating the merger unless and until additional procedures are implemented and directing defendants to take certain other actions, an order rescinding the merger or any terms thereof (or awarding rescissory damages if the merger is consummated), a judgment directing that defendants account to plaintiffs and the putative class for all damages and for all profits and any special benefits obtained as a result of the alleged breaches of fiduciary duties, and/or an award of all costs of the Delaware Action, including reasonable attorneys’ fees and experts’ fees.

The defendants deny the allegations in the Massachusetts and Delaware Actions, believe the actions are meritless, and intend to vigorously defend the actions.

As discussed herein, the percentage of the combined company that Zalicus stockholders will own as of the closing of the merger is subject to adjustment at the closing based on the level of Zalicus’ net cash as of a certain determination date prior to closing, as net cash is defined and is to be calculated under the merger agreement. The level of net cash as of that determination date will be reduced by certain specified liabilities, as defined further in the merger agreement, including all out-of-pocket costs in connection with the Massachusetts and Delaware Actions (and any other similar litigation that may be filed), including amounts payable to advisors and attorneys. Thus, the Zalicus parties’ costs in defending the actions insofar as they reduce net cash may reduce the percentage of the combined company that Zalicus stockholders will own as of the closing of the merger.

Sale of cHTS Business to the Horizon Discovery Group

On June 2, 2014, Zalicus consummated the transactions pursuant to the Asset Purchase Agreement (the “Horizon Purchase Agreement”) with Horizon Discovery Limited, an English private limited company, and Horizon Discovery Inc., a privately held Delaware corporation (together, the “Horizon Discovery Group”), pursuant to which the Horizon Discovery Group purchased Zalicus’ combination High Throughput Screening platform (the “cHTS Business”) and certain assets and liabilities related to the cHTS Business. Pursuant to the terms of the Horizon Purchase Agreement, Zalicus received cash proceeds of $8,544, including $544 as a closing adjustment for net working capital.

In connection with the Horizon Purchase Agreement, Zalicus sublet its Cambridge, Massachusetts facility to Horizon Discovery Inc. (the “Sublease”). Pursuant to the Sublease, Horizon Discovery Inc. shall pay to Zalicus approximately $92 per month through May 2016 and approximately $134 per month from June 2016 through January 2017, when Zalicus’ original lease for its Cambridge facility and the Sublease terminate. Zalicus’ obligations under its original lease remain and it will continue its payments to the Cambridge facility landlord of $134 per month through January 2017. Because of the continuing cash flows under the Sublease, the cHTS divestiture will not be reflected as discontinued operations.